INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Operating loss carry forward	$ 16,676	$ 12,791
Reserves and allowances	4,190	4,688
Deferred tax assets before valuation allowance	20,866	17,479
Valuation allowance	(20,866)	(17,479)
Net deferred tax assets	$ 0	$ 0